UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:September 30, 2012

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kelly A. Wellborn
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Kelly A. Wellborn  Wilmington, Delaware  November 15, 2012

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 51
Form 13 F Information Table Value Total: 265,507

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      762     8248 SH       SOLE                     8248
AT&T Corp New                  COM              00206r102    12980   344308 SH       SOLE                   344308
Abbott Laboratories            COM              002824100    11230   163800 SH       SOLE                   163800
Agilent Technologies Inc       COM              00846U101     5974   155380 SH       SOLE                   155380
Agnico-Eagle Mines Ltd         COM              008474108     6568   126600 SH       SOLE                   126600
Alliant Energy Corp            COM              018802108     2274    52410 SH       SOLE                    52410
Barrick Gold Corp              COM              067901108     4464   106890 SH       SOLE                   106890
Berkshire Hathaway Inc - Class COM              084670702      498     5650 SH       SOLE                     5650
Berkshire Hathaway Inc-CL A    COM              084670108      265        2 SH       SOLE                        2
Bristol-Myers Squibb Co        COM              110122108     9582   283907 SH       SOLE                   283907
CONSOL Energy Inc              COM              20854P109     5535   184180 SH       SOLE                   184180
CVS/Caremark Corp              COM              126650100     9700   200325 SH       SOLE                   200325
Central Fund Canada CL A       COM              153501101    11773   494470 SH       SOLE                   494470
Central Gold Trust             COM              153546106    12956   190195 SH       SOLE                   190195
Chubb Corporation              COM              171232101      315     4124 SH       SOLE                     4124
Coca-Cola Co                   COM              191216100      663    17468 SH       SOLE                    17468
ConocoPhillips                 COM              20825C104      826    14454 SH       SOLE                    14454
Delphi Automotive              COM              G27823106     4696   151475 SH       SOLE                   151475
DuPont E I de Nemours & Co     COM              263534109     2632    52361 SH       SOLE                    52361
Emerson Electric Co            COM              291011104      323     6698 SH       SOLE                     6698
Exelon Corporation             COM              30161N101     6890   193640 SH       SOLE                   193640
Exxon Mobil Corporation        COM              30231G102     1330    14538 SH       SOLE                    14538
Fluor Corp                     COM              343412102     5026    89310 SH       SOLE                    89310
Franklin Resources Inc         COM              354613101      243     1945 SH       SOLE                     1945
General Electric Co            COM              369604103    10020   441225 SH       SOLE                   441225
Helmerich & Payne              COM              423452101     8204   172323 SH       SOLE                   172323
Hewlett Packard Co             COM              428236103    12123   710634 SH       SOLE                   710634
Intel Corp                     COM              458140100     6719   296584 SH       SOLE                   296584
International Business Machine COM              459200101    11719    56492 SH       SOLE                    56492
Johnson & Johnson              COM              478160104     4361    63284 SH       SOLE                    63284
Lear Corp                      COM              521865204     6457   170855 SH       SOLE                   170855
Market Vectors Agribusiness    COM              57060u605    11501   222075 SH       SOLE                   222075
Merck & Co. Inc                COM              58933Y105    10095   223866 SH       SOLE                   223866
National Penn Bancshares Inc   COM              637138108      182    19933 SH       SOLE                    19933
Penn West Petroleum Ltd        COM              707887105     5334   374600 SH       SOLE                   374600
Pfizer Inc                     COM              717081103    11691   470478 SH       SOLE                   470478
Phillips 66                    COM              718546104      295     6352 SH       SOLE                     6352
Pitney-Bowes                   COM              724479100     2255   163205 SH       SOLE                   163205
Procter & Gamble Co            COM              742718109     1163    16763 SH       SOLE                    16763
Southern Co                    COM              842587107     3536    76715 SH       SOLE                    76715
St Jude Medical Inc            COM              790849103     2381    56510 SH       SOLE                    56510
TECO Energy Inc                COM              872375100     6746   380295 SH       SOLE                   380295
Union Pacific Corp             COM              907818108      449     3780 SH       SOLE                     3780
Verizon Communications         COM              92343V104    10758   236068 SH       SOLE                   236068
Wal-Mart Stores Inc            COM              931142103      399     5405 SH       SOLE                     5405
Windstream Corporation         COM              97381W104     7866   779550 SH       SOLE                   779550
Xcel Energy Inc                COM              98389B100     4535   163660 SH       SOLE                   163660
IShares Inc MSCI Japan Index F                  464286848     8564 933955.0000SH     SOLE              933955.0000
IShares S&P Midcap 400                          464287507      213 2156.0000SH       SOLE                2156.0000
IShares Trust S&P 500/Barra Gr                  464287309      209 2679.0000SH       SOLE                2679.0000
Vanguard Utilities ETF                          92204a876      226 2903.0000SH       SOLE                2903.0000